Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.3%
General Obligation Bonds - 14.9%
4,480,000	Alameda California Unified School District+	2.48%	08/01/2032	3,600,483
3,600,000	California, State of	4.00%	11/01/2033	4,248,002
2,000,000	California, State of	4.00%	11/01/2034	2,355,714
10,000,000	California, State of	5.00%	04/01/2043	10,894,984
15,000,000	California, State of	5.00%	08/01/2046	17,978,384
2,800,000	Chicago Illinois Park District	5.75%	01/01/2038	3,077,041
9,000,000	Florida, State of	4.00%	07/01/2028	9,084,246
8,045,000	Grossmont California Healthcare District+	2.46%	07/15/2033	6,344,976
25,140,000	Illinois, State of	5.00%	11/01/2024	28,423,364
14,295,000	Illinois, State of	5.00%	11/01/2025	16,538,903
5,000,000	Kane, McHenry, Cook & DeKalb Counties Illinois Unit School District No. 300	5.25%	01/01/2033	5,421,445
1,435,000	Lane County Oregon School District No 19 Springfield+	3.49%	06/15/2032	1,150,637
5,240,000	Louisiana, State of	4.00%	05/01/2035	5,859,773
2,895,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	0.71%	05/01/2037	2,846,276
830,000	Massachusetts, Commonwealth of (3 Month LIBOR USD + 0.57%)	0.71%	05/01/2037	816,031
5,255,000	Memphis, City of Tennessee	4.00%	05/01/2033	6,237,337
4,440,000	New Jersey, State of	4.00%	06/01/2028	4,742,093
4,495,000	New Jersey, State of	4.00%	06/01/2030	4,789,336
17,000,000	New York, City of New York†	4.00%	08/01/2037	19,634,993
4,015,000	New York, City of New York	5.00%	03/01/2043	4,973,086
4,600,000	Texas, State of	5.00%	08/01/2036	4,668,238
7,000,000	Texas, State of	4.00%	10/01/2044	7,707,253
4,640,000	Twin Rivers California Unified School District+	2.39%	08/01/2032	3,708,225
5,315,000	Victor Valley California Union High School District+	3.78%	08/01/2035	3,804,301
				178,905,121
Revenue Bonds - 83.4%
1,285,000	Arizona Sports & Tourism Authority	5.00%	07/01/2028	1,343,570
10,000,000	Austin Texas Water & Wastewater System Revenue	5.00%	11/15/2043	11,262,070
4,200,000	Austin, Texas	7.88%	09/01/2026	4,245,112
17,000,000	Black Belt Energy Gas District#	4.00%	12/01/2048	18,465,133
10,475,000	Buckeye Ohio Tobacco Settlement Financing Authority	4.00%	06/01/2038	12,095,447
18,625,000	Cedar Rapids, Iowa#	0.09%	08/15/2029	18,159,375
16,840,000	Central Plains Energy Project	5.25%	09/01/2037	17,941,651
4,000,000	Chicago Illinois Waterworks Revenue	5.00%	11/01/2039	4,511,405
6,330,000	Chicago O'Hare International Airport	5.00%	01/01/2033	7,287,068
1,300,000	Colorado Health Facilities Authority	5.00%	12/01/2027	1,403,985
7,715,000	Colorado Health Facilities Authority	5.00%	12/01/2035	8,553,853
4,800,000	Dallas Fort Worth Texas International Airport	4.50%	11/01/2045	5,071,941
5,530,000	Dauphin County Pennsylvania General Authority	5.00%	06/01/2042	5,763,532
2,500,000	Delaware State Health Facilities Authority	5.00%	06/01/2034	3,024,693
10,050,000	Delaware Valley Pennsylvania Regional Finance Authority (3 Month LIBOR USD + 0.65%)	0.78%	06/01/2027	10,036,996
5,000,000	Denver Colorado Dedicated Tax Revenue	5.00%	08/01/2042	5,938,740
6,750,000	Denver Colorado Airport System Revenue	5.00%	12/01/2034	9,118,606
9,150,000	Denver Colorado Airport System Revenue	5.00%	12/01/2036	12,597,468
9,000,000	Detroit Michigan Sewage Disposal System (3 Month LIBOR USD + 0.60%)	0.76%	07/01/2032	8,844,899
4,855,000	District of Columbia	5.00%	03/01/2038	6,255,497
3,000,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2048	3,455,150
6,835,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2054	7,853,356
15,445,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2031	18,946,110
14,260,000	Golden State Tobacco Securitization Corp.	5.00%	06/01/2032	17,406,844
6,800,000	Grand Forks County North Dakota	6.38%	12/15/2043	6,106,731
16,600,000	Harris County Texas (3 Month LIBOR USD + 0.67%)	0.83%	08/15/2035	16,148,920
3,865,000	Harris County Texas Sports Authority+	4.44%	11/15/2034	2,265,607
1,200,000	Henrico County Virginia Economic Development Authority#	0.19%	08/23/2027	1,200,000
6,070,000	Imperial California Irrigation District Electric System Revenue	4.00%	11/01/2037	6,909,999
1,810,000	Indianapolis Indiana Local Public Improvement Bond Bank	5.00%	02/01/2034	2,004,847
3,720,000	Kansas City Missouri Municipal Assistance Corp.+	3.05%	04/15/2026	3,543,720
3,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	3,250,704
2,280,000	Las Vegas Nevada Redevelopment Agency	5.00%	06/15/2028	2,668,010
5,235,000	Lees Summit Missouri Industrial Development Authority	5.25%	08/15/2039	5,575,922
3,000,000	Louisiana Public Facilities Authority	3.50%	06/01/2030	3,015,621
1,000,000	Louisiana Public Facilities Authority	5.00%	06/01/2036	1,163,383
7,000,000	Louisiana State Gasoline & Fuels Tax Revenue	5.00%	05/01/2041	8,075,620
21,505,000	Love Field Texas Airport Modernization Corp.	5.00%	11/01/2028	22,893,460
11,655,000	Love Field Texas Airport Modernization Corp.	5.25%	11/01/2040	11,887,990
25,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.75%)	0.82%	04/01/2048	25,139,855
39,000,000	Main Street Natural Gas, Inc. (1 Month LIBOR USD + 0.83%)	0.91%	08/01/2048	39,318,384
10,000,000	Main Street Natural Gas, Inc.#	4.00%	03/01/2050	11,530,547
5,030,000	Maryland Health & Higher Educational Facilities Authority	5.50%	01/01/2036	5,950,473
1,215,000	Massachusetts Health & Educational Facilities Authority#	0.29%	07/01/2023	1,215,000
3,900,000	Massachusetts Health & Educational Facilities Authority#	0.24%	07/01/2023	3,900,000
1,000,000	Massachusetts Health & Educational Facilities Authority#	0.29%	07/01/2023	1,000,000
4,070,000	Massachusetts Housing Finance Agency	4.00%	12/01/2033	4,186,154
14,250,000	Metropolitan Pier & Exposition Authority+	2.10%	06/15/2030	11,978,624
10,000,000	Metropolitan Pier & Exposition Authority+	4.32%	06/15/2035	6,831,397
10,165,000	Metropolitan Pier & Exposition Authority+	4.17%	06/15/2037	6,380,651
5,270,000	Metropolitan Pier & Exposition Authority+	3.59%	06/15/2043	2,743,174
10,000,000	Metropolitan Pier & Exposition Authority	4.00%	06/15/2050	11,115,787
4,800,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2052	4,963,782
7,725,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2057	9,038,136
1,705,000	Metropolitan Transportation Authority+	3.20%	11/15/2029	1,398,304
2,235,000	Metropolitan Transportation Authority	5.25%	11/15/2031	2,734,205
6,000,000	Metropolitan Transportation Authority+	3.60%	11/15/2033	4,256,564
5,120,000	Metropolitan Transportation Authority	5.00%	11/15/2036	6,089,583
10,000,000	Metropolitan Transportation Authority	5.00%	11/15/2038	10,814,788
17,370,000	Metropolitan Transportation Authority	5.00%	11/15/2038	18,519,290
10,000,000	Metropolitan Transportation Authority	5.25%	11/15/2044	11,042,288
10,000,000	Miami-Dade County Florida Aviation Revenue	5.00%	10/01/2028	11,452,100
6,760,000	Miami-Dade County Florida Water & Sewer System Revenue	4.00%	10/01/2035	7,935,279
3,495,000	Michigan State Housing Development Authority	4.00%	10/01/2042	3,567,220
725,000	Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority#	0.11%	08/01/2027	707,781
5,000,000	Nebraska Educational Health Cultural & Social Services Finance Authority	4.00%	01/01/2044	5,433,353
1,080,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2031	901,536
1,750,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.25%	07/01/2036	1,382,301
1,250,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	924,896
4,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.00%	07/01/2046	2,860,149
1,000,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	750,227
4,320,000	New Jersey Transportation Trust Fund Authority+	1.57%	12/15/2032	3,426,704
10,500,000	New Mexico Municipal Energy Acquisition Authority#	5.00%	11/01/2039	12,260,268
16,000,000	New York & New Jersey Port Authority	4.00%	03/15/2030	18,631,840
6,225,000	New York & New Jersey Port Authority	5.00%	10/15/2032	6,381,861
12,250,000	New York & New Jersey Port Authority	4.00%	11/01/2034	14,297,634
7,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	05/01/2043	8,632,780
2,340,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	05/01/2045	2,687,302
2,000,000	New York Convention Center Development Corp.+	2.45%	11/15/2032	1,506,367
8,730,000	New York Convention Center Development Corp.+	2.52%	11/15/2035	5,983,476
3,000,000	New York Convention Center Development Corp.+	2.77%	11/15/2037	1,905,085
2,750,000	New York Convention Center Development Corp.+	3.08%	11/15/2037	1,831,376
5,000,000	New York Convention Center Development Corp.+	3.76%	11/15/2041	2,723,069
5,000,000	New York Convention Center Development Corp.+	2.68%	11/15/2043	2,517,751
4,000,000	New York Liberty Development Corp.	5.00%	12/15/2041	4,117,576
2,000,000	New York State Dormitory Authority	5.00%	03/15/2036	2,352,580
20,035,000	New York State Thruway Authority	5.00%	01/01/2037	25,464,098
9,390,000	New York State Urban Development Corp.	4.00%	03/15/2038	10,875,036
10,000,000	New York State Urban Development Corp.	3.00%	03/15/2040	10,552,238
6,850,000	New York State Urban Development Corp.	4.00%	03/15/2045	7,812,535
5,000,000	New York Transportation Development Corp.	4.00%	07/01/2041	5,391,163
3,375,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	3,816,452
1,760,000	Niagara County New York Tobacco Asset Securitization Corp.	5.00%	05/15/2024	1,988,479
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,156,514
3,765,000	North Carolina Turnpike Authority+	3.96%	01/01/2034	2,839,303
4,165,000	North Texas Tollway Authority	5.00%	01/01/2032	4,789,748
2,000,000	Omaha Nebraska Public Power District	5.00%	02/01/2043	2,304,015
1,000,000	Onondaga County New York Trust for Cultural Resources	4.00%	12/01/2049	1,143,364
5,790,000	Oregon State Facilities Authority	5.00%	10/01/2031	6,829,614
1,000,000	Park Creek Colorado Metropolitan District	5.00%	12/01/2034	1,149,477
10,000,000	Pennsylvania Turnpike Commission	5.00%	06/01/2029	11,994,021
6,360,000	Pennsylvania Turnpike Commission	4.00%	12/01/2036	7,211,530
8,700,000	Pennsylvania Turnpike Commission	5.00%	12/01/2043	9,899,328
10,500,000	Philadelphia Pennsylvania Airport Revenue	5.00%	06/15/2027	10,596,286
1,630,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2036	1,851,853
1,695,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2037	1,918,788
1,760,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2038	1,986,334
1,830,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2039	2,059,374
1,905,000	Philadelphia Pennsylvania Airport Revenue	4.00%	07/01/2040	2,138,417
10,000,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	12,202,092
17,483,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue+	4.64%	07/01/2033	12,431,700
4,230,000	Sales Tax Securitization Corp.	5.50%	01/01/2032	5,349,938
6,735,000	San Diego California Tobacco Settlement Revenue Funding Corp.	4.00%	06/01/2032	7,360,661
7,300,000	San Francisco City & County Airport Comm-San Francisco International Airport	4.00%	05/01/2039	8,467,158
2,290,000	Tampa, City of Florida+	3.36%	09/01/2040	1,204,140
1,850,000	Tampa, City of Florida+	3.73%	09/01/2045	774,094
3,795,000	Tampa, City of Florida+	3.83%	09/01/2049	1,332,559
3,850,000	Tampa, City of Florida+	3.92%	09/01/2053	1,127,400
22,140,000	Tennessee Energy Acquisition Corp.#	4.00%	05/01/2048	23,656,448
7,150,000	Tennessee Energy Acquisition Corp.#	4.00%	11/01/2049	8,115,039
3,045,000	Terrebonne Parish Louisiana+	3.12%	04/01/2036	2,117,005
19,490,000	Texas Municipal Gas Acquisition & Supply Corp II (3 Month LIBOR USD + 0.87%)	0.99%	09/15/2027	19,689,788
2,055,000	Tobacco Settlement Authority	5.25%	06/01/2032	2,072,498
11,105,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2031	13,723,068
20,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2035	22,636,776
5,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2046	5,860,665
1,045,000	Triborough Bridge & Tunnel Authority+	3.39%	11/15/2031	837,255
9,030,000	TSASC, Inc.	5.00%	06/01/2031	11,066,329
19,766,762	Vermont Student Assistance Corp. (1 Month LIBOR USD + 1.00%)	1.11%	06/02/2042	19,788,444
5,755,000	Virginia Public Building Authority	4.00%	08/01/2036	6,759,524
3,300,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	3,400,368
4,000,000	Virginia Small Business Financing Authority	5.00%	07/01/2034	4,121,658
2,000,000	Washington DC Metropolitan Area Transit Authority	4.00%	07/15/2045	2,331,657
1,000,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	1,056,332
2,655,000	Washington State Housing Finance Commission^	5.00%	01/01/2031	2,896,791
3,655,000	Wayne County Michigan Airport Authority	5.00%	12/01/2038	4,253,039
5,000,000	West Virginia Hospital Finance Authority	5.00%	06/01/2023	5,497,155
1,610,000	Wisconsin Health & Educational Facilities Authority	5.00%	05/01/2027	1,786,958
1,730,000	Wisconsin Health & Educational Facilities Authority	5.00%	08/15/2028	1,915,952
650,000	Wisconsin Health & Educational Facilities Authority	5.00%	09/15/2037	669,815
5,250,000	Wise County Virginia Industrial Development Authority#	0.75%	10/01/2040	5,232,869
				998,113,674
Total Municipal Bonds (Cost $1,133,300,443)				1,177,018,795

Shares
Short-Term Investments - 1.8%
Money Market Funds - 1.8%
21,131,923	First American Government Obligations Fund — Class Z, 0.03%*			21,131,923
Total Short-Term Investments (Cost $21,131,923)				21,131,923
Total Investments - 100.1% (Cost $1,154,432,366)				1,198,150,718
Floating Rate Note Obligations - (0.7)%
Note with interest and fee rate of 0.64% as of the date of this report and contractual maturity of collateral of 08/01/2037~				(8,500,000)
Other Assets in Excess of Liabilities - 0.6%				7,845,872
NET ASSETS - 100.0%				$1,197,496,590

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†Underlying security related to TOB Trusts entered into by the Fund.
* Annualized seven-day yield as of the date of this report.
~Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $19,634,993 are held by TOB Trusts and serve as collateral for the $8,500,000 in the floating rate note obligations outstanding at that date.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.